                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [  ]; Amendment No. ____
         This Amendment (check one only):   [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Austin, Calvert & Flavin, Inc.
Address:          112 East Pecan
                  Suite 2800
                  San Antonio, Texas  78205

Form 13F File Number:      28-3226

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:             Harry M. Flavin
Title:            President and Chief Investment Officer
Phone:            (210) 353-0516


Signature, Place and Date of Signing:

/s/   Harry M. Flavin             San Antonio, Texas               May 14, 2001

Report Type (check only one):

[ ] 13F HOLDINGS. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         FORM 13F FILE NUMBER               NAME

         28-7592                            Waddell & Reed Financial, Inc.